Financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 2,704	¥ 1,953
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,982	2,523
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 2 into level 1 of equity securities	¥ 24,958	¥ 12,276